Note 38 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
For the twelve months ended December 31, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	140,615	–	5,699	–	–	–	146,314
Inter-segmental revenue	–	17,623	–	–	(17,623)	–	–
Royalty	(7,318)	–	(319)	–	–	–	(7,637)
Production costs	(68,923)	(16,788)	(13,095)	–	16,097	–	(82,709)
Depreciation	(15,385)	(139)	–	–	1,079	(41)	(14,486)
Other income	236	10	1	–	(1,750)	1,766	263
Other expenses*	(4,353)	–	(14)	–	–	–	(4,367)
Administrative expenses	(912)	(4,301)	(2,101)	(8)	17	(10,124)	(17,429)
Management fee	(3,468)	3,471	–	–	(3)	–	–
Cash-settled share-based expense	–	–	–	–	660	(1,123)	(463)
Equity-settled share-based expense	–	–	–	–	–	(640)	(640)
Net foreign exchange (loss) gain	(3,229)	(144)	97	–	(71)	797	(2,550)
Fair value loss on derivative liabilities	–	–	–	–	–	(1,119)	(1,119)
Finance income	–	39	–	–	–	–	39
Finance cost	(3,323)	448	(189)	(22)	(2)	64	(3,024)
Profit (loss) before tax	33,940	219	(9,921)	(30)	(1,596)	(10,420)	12,192
Tax expense	(12,256)	(235)	–	–	(19)	(300)	(12,810)
Profit (loss) after tax	21,684	(16)	(9,921)	(30)	(1,615)	(10,720)	(618)
As at December 31, 2023	Blanket	South Africa	Bilboes oxide mine	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	51,236	2,363	–	401	(1,757)	1,986	54,229
Non-current (excluding intercompany)	188,426	697	–	92,664	(5,294)	(2,419)	274,074
Assets held for sale (note 24)	13,519	–	–	–	–	–	13,519
Expenditure on property, plant and equipment (note 18)	43,496	120	–	–	(2,570)	(11,440)	29,606
Expenditure on evaluation and exploration assets (note 17)	–	–	–	76,693	–	–	76,693
Intercompany balances	44,452	16,844	(214)	–	(145,523)	84,441	–

Segment liabilities:
Current (excluding intercompany)	(31,747)	(4,421)	–	(1,755)	–	(2,210)	(40,133)
Non-current (excluding intercompany)	(17,634)	–	–	(5,932)	4	(416)	(23,978)
Intercompany balances	(24,412)	(34,193)	–	(5,691)	145,523	(81,227)	–
For the twelve months ended December 31, 2022	Blanket	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	142,082	–	–	–	–	142,082
Inter-segmental revenue	–	19,885	–	(19,885)	–	–
Royalty	(7,124)	–	–	–	–	(7,124)
Production costs	(62,701)	(18,883)	–	18,586	–	(62,998)
Depreciation	(10,735)	(153)	–	789	(42)	(10,141)
Other income	48	12	–	–	–	60
Other expenses*	(11,289)	(66)	–	–	(427)	(11,782)
Administrative expenses	(172)	(3,047)	–	–	(8,722)	(11,941)
Management fee	(3,454)	3,454	–	–	–	–
Cash-settled share-based expense	–	–	–	853	(1,462)	(609)
Equity-settled share-based expense	–	–	–	–	(484)	(484)
Net foreign exchange gain (loss)	4,415	(119)	–	(291)	406	4,411
Fair value loss on derivative liabilities	–	–	–	–	(1,198)	(1,198)
Finance income	–	17	–	–	–	17
Finance cost	(861)	(25)	–	–	229	(657)
Profit (loss) before tax	50,209	1,075	–	52	(11,700)	39,636
Tax expense	(15,785)	(252)	–	117	(850)	(16,770)
Profit (loss) after tax	34,424	823	–	169	(12,550)	22,866
As at December 31, 2022	Zimbabwe	South Africa	E&E projects	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total
Segment assets:
Current (excluding intercompany)	33,130	1,448	–	(83)	3,932	38,427
Non-current (excluding intercompany)	176,356	822	5,626	(5,446)	19,406	196,764
Expenditure on property, plant and equipment (note 18)	38,763	(881)	872	(1,355)	10,821	48,220
Expenditure on evaluation and exploration assets (note 17)	7,964	–	1,430	–	4	9,398
Intercompany balances	33,468	12,202	–	(107,227)	61,557	–

Segment liabilities:
Current (excluding intercompany)	(17,451)	(1,901)	–	–	(13,089)	(32,441)
Non-current (excluding intercompany)	(8,197)	(101)	–	116	(1,109)	(9,291)
Intercompany balances	(12,725)	(34,753)	–	107,227	(59,749)	–